Balance Sheets (USD $)	Sep. 30, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 5		$ 18
Accounts receivable trade balance	19,282		15,379
Inventory balance	153,056		187,299
Prepaid expenses	30,000
Total current assets	202,343		202,696
Property and equipment, net	25,066		31,928
Intangible assets, net	229,341		242,439
Intellectual property license, net	2,919,957		3,175,098
Total assets	3,579,050		3,854,857
Liabilities and Stockholders' Deficit
Obligation to issue common stock	1,144,000		1,144,000
Notes payable related party current	813,547		1,098,421
Current portion of convertible note	1,645,500		1,900,000
Accounts payable and accrued expenses	3,332,942		2,952,590
Total liabilities	6,935,989		7,095,011
Stockholders' deficit
Preferred stock	250	[1],[2],[3],[4]	250	[1],[2],[3],[4]
Common stock	7,061	[5]	5,162	[6]
Additional paid in capital	16,774,962		15,919,761
Accumulated deficit	(20,341,555)		(19,368,023)
Total stockholders' deficit	(3,559,282)		(3,442,850)
Total liabilities and stockholders' deficit	$ 3,376,707		$ 3,652,161

[1]	$.001 par value Authorized 10,000,000 shares:
[2]	Series A issued 200,000 shares
[3]	Series B issued 6 shares
[4]	Series C issued 50,000 shares
[5]	$.001 par value Authorized, 240,000,000 shares; issued 7,060,556 shares
[6]	$.001 par value Authorized, 240,000,000 shares; issued 5,161,984 shares